Investments (Details) - USD ($)		12 Months Ended
	Sep. 24, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Short Term Investments [Abstract]
Wealth management duration	1 year 6 months
Interest income		$ 109,817
Convertible debt		Jun. 12, 2023
Convertible debt instrument annual interest rate		6.00%
Interest income or loss		$ 43,188	$ 43,493